CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Supplemental information
Cash paid	[2]	$ 286,695	[1]	$ 172,445	$ 161,107
Less: cash and cash equivalents acquired	[2]	(33,004)		(46,075)	(16,604)
Total consideration paid net of cash and cash equivalents acquired	[2]	$ 253,691		$ 126,370	$ 144,503
Number of shares issued under subscription agreement (in shares)	[3]	403,760		183,145	38,879
Amount of shares issued under subscription agreement		$ 72,926		$ 35,856	$ 9,121
Property and equipment, financed with trade payables		1,741		16,225	10,129
Payment for property and equipment		16,225		10,129	1,515
Intangibles assets financed with trade payables		132		1,984	3,662
Payments related to intangible assets acquired		$ 1,984		$ 3,662	$ 285
Hybrido
Number of shares issued under subscription agreement (in shares)		359,242		135,096
Amount of shares issued under subscription agreement		$ 65,064		$ 25,531

[1]	As of December 31, 2022, the Company issued 135,096, common shares for a total amount of 25,531, according to the subscription agreement included in the stock purchase.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[3]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.